Distributions to Members (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	6 Months Ended	12 Months Ended
	Oct. 05, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Distributions to Members
Cash distributions made	$ 0	$ 15,151	$ 36,000	$ 28,575	$ 25,900